Biological Assets (Tables)	12 Months Ended
Dec. 31, 2022
Changes in biological assets [abstract]
Summary of Change in Carrying Value of Biological Assets

The Company’s biological assets consist of cannabis plants in various stages of vegetation, including plants which have not been harvested. The change in carrying value of biological assets is as follows:

As at	December 31, 2022	December 31, 2021
Balance, beginning of year	4,410	3,531
Increase in biological assets due to capitalized costs	27,749	25,880
Acquisition	909	—
Net change in fair value of biological assets	(1,309)	4,708
Transferred to inventory upon harvest	(28,282)	(29,709)
Balance, end of year	3,477	4,410

Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets

Management believes the most significant unobservable inputs and their impact on fair value of biological assets are as follows:

Assumption	Input	Weighted average input		Effect of 10% change ($000s)
		December 31 2022	December 31 2021	December 31 2022	December 31 2021
Yield per square foot of growing space (1)	Grams	48	49	279	435
Average net selling price (2)	$/gram	4.66	4.49	687	1,014
After harvest cost to complete and sell	$/gram	1.27	1.06	187	249
(1)
Varies by strain; obtained through historical growing results or grower estimate if historical results are not available.
(2)
Varies by strain and sales market; obtained through average selling prices or estimated future selling prices if historical results are not available.